Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Average Annual Total Returns			12 Months Ended	60 Months Ended	96 Months Ended	104 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	13.89%	14.84%	14.82%
Performance Inception Date		May 01, 2017
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)			2.01%
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.88%	6.12%			8.18%
Service
Prospectus [Line Items]
Average Annual Return, Percent			9.42%	4.24%			4.19%
Performance Inception Date		May 01, 2012

[1]	The Transamerica BlackRock iShares Dynamic Allocation – Balanced VP Blended Benchmark consists of the following: S&P 500® Index, 35%; Bloomberg US Aggregate Bond Index, 25%; Bloomberg U.S. 7-10 Year Treasury Index, 25%; and MSCI EAFE Index, 15%.